Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net (loss) income	$ (3,903)	$ (53,429)	$ 32,652
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	11,079	20,485	22,759
Amortization of deferred charges	558	879	599
Net (gain) loss on sale of assets	(254)	13,088	0
Impairment loss on vessels	5,342	41,597	0
Amortization of time charter contract value	0	2,303	845
Restricted stock unit expense	919	906	230
Provision for doubtful accounts	226	10,155	1,700
Changes in operating assets and liabilities:
Trade accounts receivable	(1,422)	(4,536)	(7,413)
Related party balances	0	(319)	388
Other receivables	1,748	983	(2,485)
Inventories, net of disposals	(1,189)	1,535	(2,299)
Voyages in progress	0	931	(931)
Prepaid expenses and accrued income	95	1,952	(1,955)
Trade accounts payable	153	(943)	(1,811)
Accrued expenses	(392)	(2,400)	1,000
Deferred charter revenue	(647)	3,612	(672)
Net cash provided by operating activities	12,313	36,799	42,607
Investing activities
Additions to newbuildings	(26,706)	0	0
Proceeds from sale of assets	17,075	66,993	0
Net cash (used in) provided by investing activities	(9,631)	66,993	0
Financing activities
Repayment of long-term debt	(16,678)	(42,062)	(3,600)
Debt fees paid	0	0	(79)
Net proceeds from share issuance	51,167	0	0
Distributions to shareholders	(18,180)	(29,319)	(48,851)
Net cash provided by (used in) financing activities	16,309	(71,381)	(52,530)
Net increase (decrease) in cash and cash equivalents	18,991	32,411	(9,923)
Cash and cash equivalents at beginning of year	79,259	46,848	56,771
Cash and cash equivalents at end of year	98,250	79,259	46,848
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 2,851	$ 4,477	$ 4,287